Cash dividend	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
14.	Cash dividend

On March 22, 2016, the Company approved and declared a final cash dividend of US$0.20 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 5, 2016, resulting in payments totaling US$2,587,625.60 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 5, 2016, the Company approved and declared an interim cash dividend of US$0.10 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 19, 2016, resulting in payments totaling US$1,293,821.80 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On October 11, 2016, the Company approved and declared a special cash dividend of US$8.0 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on October 25, 2016, resulting in payments totaling US$103,505,024 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On June 7, 2017, the Company approved and declared a special cash dividend of US$1.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on June 21, 2017, resulting in payments totaling US$19,407,192 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On March 29, 2018, the Company approved and declared a final cash dividend of US$1.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 12, 2018, resulting in payments totaling US$19,407,192 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 17, 2018, the Company approved and declared a special cash dividend of US$2.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 31, 2018, resulting in payments totaling US$32,345,320 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.